Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues	$ 19,741,709	$ 26,969,417
Cost of revenue	15,686,879	21,887,449
Gross profit	4,054,830	5,081,968
Interest expenses	265,579	106,978
Depreciation & amortization	146,067	204,719
Capital expenditure	184,760	21,879
Segment assets	138,050,236	136,227,771
Segment profit	1,892,524	1,872,244
Biodegradable Packaging [Member]
Cost of revenue	738,973	0
Gross profit	70,300	0
Interest expenses	0	0
Depreciation & amortization	0	0
Capital expenditure	0	0
Segment assets	934,809	0
Segment profit	(539,521)	0
Biodegradable Packaging [Member] | External Customers [Member]
Revenues	809,273	0
Consumer product
Cost of revenue	14,906,908	21,221,909
Gross profit	3,921,428	5,068,444
Interest expenses	204,468	106,978
Depreciation & amortization	114,677	125,705
Capital expenditure	440	13,951
Segment assets	133,218,575	131,546,807
Segment profit	2,875,654	2,788,556
Consumer product | External Customers [Member]
Revenues	18,828,336	26,290,353
EV [Member]
Cost of revenue	40,998	665,540
Gross profit	63,102	13,524
Interest expenses	61,111	0
Depreciation & amortization	31,390	79,014
Capital expenditure	184,320	7,928
Segment assets	3,896,852	4,680,964
Segment profit	(443,609)	(916,312)
EV [Member] | External Customers [Member]
Revenues	$ 104,100	$ 679,064